RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total value of plan's investment	$ 176,154,364	$ 144,961,704
Investment, advisory expenses	100,000
EBP, Nonemployer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment gain	100,000
Investment sold, selling price	100,000
Total value of plan's investment		100,000
EBP, Employer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment gain	4,400,000
Investment sold, selling price	1,000,000.0
Total value of plan's investment	12,800,000	$ 7,900,000
Investment acquired, purchase price	$ 1,500,000
Maximum participant and employer contributions for employer stock fund	25.00%